Investments in Subsidiaries (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Schedule of Direct Cost Measured at Fair Market Value	The Company owns interests in the following entities which was recorded at their book value since they were related party common control acquisitions.
	Investment	Ownership %

Aqua Mining (PNG)	34	90%
The Company owns interests in the following entities which was recorded at their book value since they were related party common control acquisitions.
	Investment	Ownership %

Aqua Mining (PNG)	34	90%